Reinsurance - Assets and Liabilities Held in Support of Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets, net	$ 23,226	$ 28,892
Liabilities
Total liabilities	22,957	29,007
Derivatives related to funds withheld under reinsurance treaties
Liabilities
Net fair value, derivative asset (liability)	3,236	(83)
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Liabilities
Net fair value, derivative asset (liability)	3,158	(120)
Debt securities, available-for-sale
Assets
Total assets, net	13,622	19,094
Debt securities, at fair value under the fair value option
Assets
Total assets, net	159	164
Equity securities
Assets
Total assets, net	77	116
Mortgage loans
Assets
Total assets, net	4,127	4,739
Mortgage loans
Assets
Total assets, net	582	0
Policy loans
Assets
Total assets, net	3,435	3,483
Freestanding derivative instruments, net
Assets
Total assets, net	78	37
Limited partnerships
Assets
Total assets, net	793	715
Cash and cash equivalents
Assets
Total assets, net	260	438
Accrued investment income
Assets
Total assets, net	166	162
Other assets and liabilities, net
Assets
Total assets, net	(73)	(56)
Funds held under reinsurance treaties
Liabilities
Total liabilities	$ 22,957	$ 29,007